Recent Accounting Developments	12 Months Ended
Dec. 31, 2024
Recent Accounting Developments
Recent Accounting Developments

Note 2. Recent Accounting Developments

In November 2023, the FASB issued ASU No. 2023-09, Improvements to Income Tax Disclosures.The ASU provides more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information, such as requiring the disclosure of specific categories in the rate reconciliation and the disaggregation of income tax expense and income taxes paid by federal, state, and foreign taxes. The ASU is effective for annual periods beginning after December 15, 2024 with early adoption permitted. The Company adopted this ASU in 2024 as permitted, and it did not have a material impact on the Company's consolidated financial statements.

In December 2024, the FASB issued ASU No. 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. This ASU requires disclosure in the notes to financial statements of specified information about certain costs and expenses. Public business entities must disclose the amount of employee compensation, depreciation, and intangible asset amortization. A qualitative description of the amounts remaining in relevant expense captions must be disclosed if not disaggregated quantitatively. The ASU is effective for annual periods beginning after December 15, 2026. Management is reviewing the ASU but does not expect that it will have a material effect on the Company’s consolidated financial statements.